Convertible Notes	12 Months Ended
Dec. 31, 2024
Convertible Notes [Abstract]
CONVERTIBLE NOTES

NOTE 8 — CONVERTIBLE NOTES:

In February, March and May 2022, the Company entered into certain SAFEs, as further amended in July 2023, with certain investors including related parties, officers and directors. As of December 31, 2022, the Company had received approximately $1,514,928 (such amount for each investor, the “Investment Amount”). The SAFEs provided for the conversion of the Investment Amount into the Company’s Ordinary Shares under certain circumstances:

1.	Upon the occurrence of an initial public offering-event immediately prior to the closing of such initial public offering of the Company, the Investment Amount automatically converted into such number of Ordinary Shares and warrants, as applicable, issued in the initial public offering equal to the initial public offering price discounted by 25%.

2.	Optional conversion following a written notice made at investor’s sole discretion equal to the purchase amount discounted by 20%.

3.	In the event of liquidity event and dissolution event.

4.	Mandatory conversion upon drop date — If the Investment Amount had not been converted prior to October 31, 2023 (the “Drop Date”), then on such Drop Date, the SAFE would have been automatically converted into such number of the most senior class of equity shares of the Company then outstanding, equal to, the Investment Amount, divided by the lowest price per share actually paid to the Company for such most senior class of equity shares of the Company then outstanding in an investment transaction by a third party on or after January 1, 2022, discounted by 20%. If such investment transaction did not occur by January 1, 2022, then the SAFE would have automatically converted into such number of the most senior class of equity shares of the Company then outstanding, equal to, the Investment Amount, divided by AUD3.313 (approximately $2.30) (subject to any customary adjustments for share splits and consolidations).

As the conversion rate was not indexed to the Company’s share price, the Company accounted for the SAFEs as a liability which subsequently measured at fair value.

On July 31, 2023, following the closing of the IPO, the aggregate amount of $1,514,928 received under the SAFE, was converted at a price equal to the IPO price discounted by 25%, into 504,976 Ordinary Shares of the Company. The Company recorded a finance expense of $0 and $504,976 for the years ended December 31, 2024 and 2023 with respect to the change in the fair value of the SAFEs upon conversion respectively.